24. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [Line Items]
Goodwill	R$ 65,611	R$ 110,741
Additional financial effect of claims	574,356	586,812
Estimated financial effect of claims, total	108,515	93,545
Customs penalty	66,091	64,923
Tax on services	25,655	24,809
Goodwill acquisition	88,631	86,998
Gol linhas aereas S.A. ("GLA") [member]
Disclosure of Provisions [Line Items]
Additional financial effect of claims	R$ 94,790	82,301
Additional non-incidence percenatge imports	1.00%
Smiles S.A. ("Smiles") [member]
Disclosure of Provisions [Line Items]
Estimated financial effect of claims	R$ 126,410	R$ 123,495